Federated Hermes Kaufmann Fund II
A Portfolio of Federated Hermes Insurance Series
PRIMARY SHARES
SERVICE SHARES

SUPPLEMENT TO SUMMARY PROSPECTUSES, PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 30, 2021-
Vivian Wohl, Senior Portfolio Manager and Senior Investment Analyst, will retire on March 18, 2022. Effective upon her retirement, please remove all references to Ms. Wohl.
The other members of the management team as described in the fund Prospectuses will continue to manage the fund.
March 17, 2022

Federated Hermes Kaufmann Fund II
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q455663 (3/22)
© 2022 Federated Hermes, Inc.